The Prospectus dated January 2, 1996, as supplemented, is incorporated herein by reference in its entirety from Post-Effective Amendment No. 19 to Registrant's Registration Statement (File Nos. 2-89725 and 811-3981 filed via EDGAR on December 29, 1995.

PRUDENTIAL GLOBAL FUND, INC.

                                 CLASS Z SHARES

--------------------------------------------------------------------------------
PROSPECTUS DATED JANUARY 2, 1996
(AS SUPPLEMENTED MARCH 1, 1996)
--------------------------------------------------------------------------------

Prudential Global Fund, Inc. (the Fund) is an open-end, diversified management investment company. Its investment objective is to seek long-term growth of capital, with income as a secondary objective. The Fund seeks to achieve its objective through investment in a diversified portfolio of securities which will consist of marketable securities of U.S. and non-U.S. issuers. The Fund may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants), preferred stocks, bonds and other debt obligations, including money market instruments, of foreign and domestic companies and governments, governmental agencies and international organizations. The Fund may also engage in derivative transactions, such as those involving stock options, options on debt securities, options on stock indices, stock index futures and options on stock index futures so as to hedge its portfolio and to attempt to enhance return. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies." The Fund's address is One Seaport Plaza, New York, New York 10292, and its telephone number is (800) 225-1852.

The Fund is not intended to constitute a complete investment program. The Fund intends to pay annual dividends consisting of substantially all of its net investment income and net short-term and long-term capital gains, if any. Because of its objective and policies, including its international orientation, the Fund may be considered of a speculative nature and subject to greater investment risks than are assumed by certain other investment companies which invest solely in domestic securities. See "How the Fund Invests--Risks and Special Considerations" in the Retail Class Prospectus (defined below).

--------------------------------------------------------------------------------
Class Z shares are offered exclusively for sale to participants in the PSI 401(k) Plan, an employee benefit plan sponsored by Prudential Securities (the PSI 401(k) Plan or the Plan). Only Class Z shares are offered through this Prospectus. The Fund also offers Class A, Class B and Class C shares through the attached Prospectus dated January 2, 1996 (the Retail Class Prospectus) which is a part hereof.
--------------------------------------------------------------------------------

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated January 2, 1996, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund at the address or telephone number noted above.

--------------------------------------------------------------------------------
Investors are advised to read this Prospectus and retain it for future reference.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                               FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                                                        Class Z Shares
                                                                                        --------------
     Maximum Sales Load Imposed on Purchases
       (as a percentage of offering price) ..........................................         None
     Maximum Sales Load or Deferred Sales Load Imposed on Reinvested Dividends ......         None
     Deferred Sales Load (as a percentage of original purchase price
       or redemption proceeds, whichever is lower) ..................................         None
     Redemption Fees ................................................................         None
     Exchange Fee ...................................................................         None

                                                                                        Class Z Shares
  ANNUAL FUND OPERATING EXPENSES*                                                       --------------
     (as a percentage of average net assets)
     Management Fees ................................................................         .75%
     12b-1 Fees .....................................................................         None
     Other Expenses .................................................................         .51%
                                                                                             ----
     Total Fund Operating Expenses ..................................................        1.26%
                                                                                             ====


                                                                   1        3        5        10
Example                                                           year     years    years    years
-------                                                           ----     -----    -----    -----
You would pay the following expenses on
  a $1,000 investment, assuming:
  (1) 5% annual return and
  (2) redemption at the end of each time period:
  Class Z ......................................................  $13       $40      $69     $152

The above example is based on expenses expected to have been incurred if Class Z shares had been in existence during the entire fiscal year ended October 31, 1995. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in Class Z shares of the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is Managed" in the Retail Class Prospectus. "Other Expenses" includes operating expenses of the Fund, such as Directors' and professional fees, registration fees, reports to shareholders, transfer agency and custodian fees and franchise taxes.

----------

* Estimated based on expenses expected to have been incurred if Class Z shares had been in existence during the entire fiscal year ended October 31, 1995.

     THE FOLLOWING INFORMATION SUPPLEMENTS "HOW THE FUND IS
MANAGED--DISTRIBUTOR" IN THE RETAIL CLASS PROSPECTUS:

     Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which are reimbursed by or paid for by the Fund.

     THE FOLLOWING INFORMATION SUPPLEMENTS "HOW THE FUND VALUES ITS SHARES" IN THE RETAIL CLASS PROSPECTUS:

     The NAV of Class Z shares will generally be higher than the NAV of Class A, B or C shares because Class Z shares are not subject to any distribution and/or service fee. It is expected, however, that the NAV of the four classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution-related expense accrual among the classes.

     THE FOLLOWING INFORMATION SUPPLEMENTS "TAXES, DIVIDENDS AND
DISTRIBUTIONS--TAXATION OF SHAREHOLDERS" IN THE RETAIL CLASS PROSPECTUS:

     As a qualified plan, the PSI 401(k) Plan generally pays no federal income tax. Individual participants in the Plan should consult the Plan documents and their own tax advisers for information on the tax consequences associated with participating in the PSI 401(k) Plan.

     The per share dividends on Class Z shares will generally be higher than the per share dividends on Classes A, B or C shares because Class Z shares are not subject to any distribution and/or service fee.

     THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "SHAREHOLDER GUIDE--HOW TO BUY SHARES OF THE FUND" AND "SHAREHOLDER GUIDE--HOW TO SELL YOUR SHARES" IN THE RETAIL CLASS PROSPECTUS:

     Class Z shares of the Fund are offered exclusively for sale to the participants in the PSI 401(k) Plan. Such shares may be purchased or redeemed only by the Plan on behalf of individual Plan participants at NAV without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual Plan participants with respect to contributions in the Plan. All purchases through the Plan will be for Class Z shares. Effective as of March 1, 1996, Class A shares held through the PSI 401(k) Plan on behalf of participants will be automatically exchanged at relative net asset value for Class Z shares. Individual Plan participants should contact the Prudential Securities Benefits Department for information on making or changing of investment choices. The Prudential Securities Benefits Department is located at One Seaport Plaza, 33rd Floor, New York, New York 10292 and may be reached by calling (212) 214-7194.

     The average net asset value per share at which shares of the Fund are purchased or redeemed by the Plan for the accounts of individual Plan participants might be more or less than the net asset value per share prevailing at the time that such participants made their investment choices or made their contributions to the Plan.

     THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER GUIDE--HOW TO EXCHANGE YOUR SHARES" IN THE RETAIL CLASS PROSPECTUS:

     Class Z shareholders of the Fund may exchange their Class Z shares for Class Z shares of certain other Prudential Mutual Funds on the basis of relative net asset value. You should contact the Prudential Securities Benefits Department about how to exchange your Class Z shares. See "How to Buy Shares of the Fund" above. Participants who wish to transfer their Class Z shares out of the PSI 401(k) Plan following separation from service (i.e. voluntary or involuntary termination of employment or retirement) will have their Class Z shares exchanged for Class A shares at net asset value.

     THE INFORMATION ABOVE ALSO SUPPLEMENTS THE INFORMATION UNDER "FUND HIGHLIGHTS" IN THE RETAIL CLASS PROSPECTUS AS APPROPRIATE.

                                       3